Earnings (Loss) Per Share	12 Months Ended
Dec. 31, 2011
Earnings (Loss) Per Share [Abstract]
Earnings (Loss) Per Share
34.	Earnings (Loss) per Share

The Company has two classes of common stock outstanding. The two-class method is not presented in the table below because the Company’s capital structure does not provide for different dividend rates or other preferences, other than voting rights, between the two classes. The number of shares which may be acquired upon the exercise of options and considered outstanding for purposes of calculating diluted earnings per share is based upon application of the treasury stock method to the options outstanding as of the end of the period.

The following reconciles the numerators and denominators of the basic and diluted earnings (loss) per share computation for the years ended December 31, 2011, 2010 and 2009:

	For the Years Ended December 31,
	2011	2010	2009
(In thousands, except per share data)
Basic (loss) earnings per common share
Numerator:
Income (loss) from continuing operations	$23,679	(155,195)	(74,643)
Less: Noncontrolling interests income (loss) from continuing operations	11,578	(65,764)	(121,294)

Income (loss) attributable to BFC	12,101	(89,431)	46,651
Preferred stock dividends	(750)	(750)	(750)

Income (loss) allocable to common stock	11,351	(90,181)	45,901

Loss from discontinued operations	(43,185)	(24,992)	(18,689)
Less: Noncontrolling interests (loss) income from discontinued operations	(19,814)	(10,575)	683

Loss from discontinued operations attributable to BFC	(23,371)	(14,417)	(19,372)

Net (loss) income allocable to common shareholders	$(12,020)	(104,598)	26,529

Denominator:

Basic weighted average number of common shares outstanding	75,790	75,379	57,235

Basic (loss) earnings per common share:
Earnings (loss) per share from continuing operations	$0.15	(1.20)	0.80
Loss per share from discontinued operations	(0.31)	(0.19)	(0.33)

Basic (loss) earnings per share	$(0.16)	(1.39)	0.47

Diluted (loss) earnings per common share
Numerator:
Income (loss) allocable to common stock	11,351	(90,181)	45,901
Loss from discontinued operations	(23,371)	(14,417)	(19,372)

Net (loss) income allocable to common shareholders	$(12,020)	(104,598)	26,529

Denominator:
Basic weighted average number of common shares outstanding	75,790	75,379	57,235
Effect of dilutive stock options and unvested restricted stock	108	—	—

Diluted weighted average number of common shares outstanding	75,898	75,379	57,235

Diluted (loss) earnings per common share:
Earnings (loss) per share from continuing operations	$0.15	(1.20)	0.80
Loss per share from discontinued operations	(0.31)	(0.19)	(0.33)

Diluted (loss) earnings per share	$(0.16)	(1.39)	0.47

Options to acquire 2,297,858, 2,492,176, and 2,530,983 shares of common stock were anti-dilutive and not included in the calculation of diluted earnings (loss) per share for the years ended December 31, 2011, 2010 and 2009, respectively.